Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Condensed Balance Sheet (Details) - USD ($) shares in Millions, $ / shares in Millions, $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 672	$ 432	$ 587	$ 1,349
Accounts receivable
Other accounts receivable, net		996	1,046
Regulatory assets, current		1,296	1,228
Other		387	223
Total current assets		13,957	12,562
Property, plant and equipment, net		64,558	60,332
Deferred debits and other assets
Regulatory assets, noncurrent		8,224	8,759
Other		885	1,143
Total deferred debits and other assets		54,498	56,423
Total assets	[1]	133,013	129,317
Current liabilities
Short-term borrowings		1,248	1,191
Long-term debt due within one year		2,153	1,622
Accounts payable		2,379	2,309
Accrued expenses		1,137	1,230
Payables to affiliates, current		5	5
Regulatory liabilities, current		376	581
Other		766	784
Total current liabilities		16,111	12,771
Long-term debt		30,749	29,527
Deferred credits and other liabilities
Regulatory liabilities, noncurrent		9,628	9,485
Pension obligations		2,051	2,946
Non-pension postretirement benefits obligations		811	1,002
Other		1,573	1,642
Total deferred credits and other liabilities		50,968	51,761
Total liabilities	[1]	98,218	94,449
Commitments and contingencies
Shareholders’ equity
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		2,000	2,000
Common Stock, Shares, Outstanding		979	976
Common stock		$ 20,324	$ 19,373
Treasury Stock, Shares		2	2
Treasury stock, at cost		$ (123)	$ (123)
Retained earnings		16,942	16,735
Accumulated other comprehensive loss, net		(2,750)	(3,400)
Total shareholders’ equity		34,393	32,585
Total liabilities and equity		133,013	129,317
Corporate, Non-Segment [Member]
Current assets
Cash and cash equivalents		295	63
Accounts receivable
Other accounts receivable, net		318	354
Accounts receivable from affiliates, current		35	11
Note receivable from affiliates, current		217	598
Regulatory assets, current		266	315
Other		41	(23)
Total current assets		1,172	1,318
Property, plant and equipment, net		45	46
Deferred debits and other assets
Regulatory assets, noncurrent		3,164	3,816
Investments in affiliates		29,563	27,140
Deferred income taxes		1,351	1,436
Notes receivable from affiliates, noncurrent		319	324
Other		42	312
Total deferred debits and other assets		46,772	45,977
Total assets		47,989	47,341
Current liabilities
Short-term borrowings		650	500
Long-term debt due within one year		1,150	300
Accounts payable		0	1
Accrued expenses		47	66
Payables to affiliates, current		360	457
Regulatory liabilities, current		3	4
Pension obligations		49	61
Other		40	(1)
Total current liabilities		2,299	1,388
Long-term debt		6,265	7,418
Deferred credits and other liabilities
Regulatory liabilities, noncurrent		63	32
Pension obligations		4,416	5,236
Non-pension postretirement benefits obligations		87	236
Deferred income taxes		362	360
Other		104	86
Total deferred credits and other liabilities		5,032	5,950
Total liabilities		13,596	14,756
Commitments and contingencies
Shareholders’ equity
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		2,000	2,000
Common Stock, Shares, Outstanding		979	976
Common stock		$ 20,324	$ 19,373
Treasury Stock, Shares		2	2
Treasury stock, at cost		$ (123)	$ (123)
Retained earnings		16,942	16,735
Accumulated other comprehensive loss, net		(2,750)	(3,400)
Total shareholders’ equity		34,393	32,585
Total liabilities and equity		$ 47,989	$ 47,341

[1]	Exelon’s consolidated assets include $18 million as of December 31, 2020, of certain VIEs that can only be used to settle the liabilities of the VIE. Exelon’s consolidated liabilities include $26 million as of December 31, 2020, of certain VIEs for which the VIE creditors do not have recourse to Exelon. See Note 21–Variable Interest Entities for additional information.